Related party transactions	12 Months Ended
Mar. 30, 2024
Related Party Transactions [Abstract]
Related party transactions
16.	Related party transactions:

(a)	The Company is party to certain related party transactions. Balances related to these related parties are disclosed in the consolidated financial statements except the following:

	Fiscal Year Ended
	March 30, 2024	March 25, 2023	March 26, 2022
	(In thousands)

Expenses incurred:
Management fees to related parties (b)	41	—	—
Consultant fees to a related party (f)	217	205	237
Expense reimbursement to a related party (d)	25	35	36
Interest expense on cash advance received from controlling shareholder (c)	226	218	297
Compensation paid to a related party (e)	366	344	364
Fees charged to RMBG in exchange for retail support and administrative services (g)	(613)	—	—
Balances:
Accounts payable to related parties	117	117	75
Interest payable on cash advance received from controlling shareholder (c)	18	16	15
Receivable from joint venture (g)	214	1,815	1,543

(b)
Effective January 1, 2016, the Company entered into a management consulting services agreement with Gestofi S.A. (“Gestofi”)

all in accordance with the Company’s Code of Conduct relating to related party transactions. Under the management consulting services agreement, Gestofi provides the Company with services related to the obtaining of financing, mergers and acquisitions, international expansion projects, and such other services as the Company may request. Under the agreement, the Company paid an annual retainer of €140,000 (approximately $202,000 in Canadian dollars). The original term of the agreement was until December 31, 2016 and the agreement was automatically extended for successive terms of one year as neither party gave a 60 days’ notice of its intention not to renew. The yearly renewal of the agreement was subject to the review and approval of the Company’s corporate governance and nominating committee and the Board of Directors in accordance with the Company’s Code of Conduct relating to related party transactions. In November 2018, the agreement was renewed on the same terms and conditions except that the retainer was reduced to €40,000 (approximately $61,000 in Canadian dollars). In March 2019, the agreement was amended to (i) waive the yearly retainer and reimburse only the out-of-pocket
expenses related to the services, and (ii) allow for a success fee to be mutually agreed upon between the Company and Gestofi in the event that financing or a capital raise is achieved. This agreement was
renewed in November 2023 until December 31, 2024. In fiscal 2024, 2023, and 2022, the Company incurred expenses of €28,000 (approximately

$
41,000 in Canadian dollars), nil, and nil respectively, under this agreement to Gestofi.

(c)
The Company has a cash advance outstanding from its controlling shareholder, Montel S.à.r.l. (“Montel”, formerly Montrovest), of

U.S.
$
1.5
million (approximately $
2.0
million in Canadian dollars) originally received in May 2009 from Montrovest. This cash advance was provided to the Company by Montrovest to finance working capital needs and for general corporate purposes. This advance and any interest thereon is subordinated to the indebtedness of the Company’s
Amended
Credit Facility and
Amended
Term Loan. This cash advance bears an annual interest rate of
11
%, net of withholding taxes, representing an effective interest rate of approximately
12
%, and is repayable upon demand by Montel once conditions stipulated in the Company’s
Amended
Credit Facility permit such a payment. At March 30, 2024 and March 25, 2023 advances payable to the Company’s controlling shareholder amounted to
U.S.
$
1.5
million (approximately
$2.0 million and

$
2.1

million in Canadian dollars), respectively.

On July 28, 2017, the Company received a U.S. $2.5 million (approximately $3.3 million in Canadian dollars) loan from Montel, to finance its working capital needs. The loan bears interest at an annual rate of 11%, net of withholding taxes, representing an effective interest rate of approximately 12%. During fiscal year 2019, U.S. $1.25 million (approximately $1.55 million in Canadian dollars) was repaid. During fiscal 2022, the remaining principal balance on the loan of approximately U.S. $1.25 million ($1.6 million in Canadian dollars) was fully repaid.

(d)
In accordance with the Company’s Code of Conduct related to related party transactions, in April 2011, the Company’s corporate governance and nominating committee and Board of Directors approved the reimbursement to Regaluxe Srl of certain expenses, such as rent, communication, administrative support and analytical service costs, incurred in supporting the office of Dr. Lorenzo Rossi di Montelera, the Company’s then Chairman, and of Mr. Niccolò Rossi di Montelera, the Company’s Chairman of the Executive Committee and the Company’s current Executive Chairman of the Board, for the work performed on behalf of the Company, up to a yearly maximum of
U.S.
$260,000 (approximately $340,000 in Canadian dollars). The yearly maximum was reduced to
U.S.
$130,000 (approximately $170,000 in Canadian dollars), and in fiscal 2019 the terms were amended so that only administrative support and analytical service costs can be reimbursed. This agreement was further renewed in March 2020 on the same terms and conditions except that the expenses would be invoiced in Euros. In March 2024, the agreement was renewed for an additional one-year
term on the same terms and conditions. During fiscal 2024, 2023, and 2022, the Company incurred expenses of €17,000, €24,000, and €24,000 (approximately $25,000, $35,000, and $35,000 in Canadian dollars)
,
respectively to Regaluxe Srl under this agreement.

(e)
Effective January 1, 2017, the Company agreed to total annual compensation of €250,000 (approximately $388,000 in Canadian dollars),

with Mr. Niccolò Rossi di Montelera in connection with his appointment as Executive Chairman of the Board and Chairman of the Executive Committee. In fiscal 2024, 2023, and 2022, the Company incurred costs of €250,000, €250,000 and €250,000 (approximately $366,000, $344,000, and $364,000 in Canadian dollars), respectively in connection with this agreement.

(f)
On March 28, 2018, the Company’s Board of Directors approved the Company’s entry into a consulting services agreement with Carlo Coda Nunziante effective April 1, 2018. Under the agreement, Carlo
Coda-Nunziante,
the Company’s former Vice President, Strategy,
and brother-law to the Executive Chairman of the Board,
is providing advice and assistance on the Company’s strategic planning and business strategies for a total annual fee, including reimbursement of out-of-pocket
expenses of €146,801

(
a
pproximately $222,000 in Canadian dollars), net of applicable taxes. In fiscal 2024, 2023 and 2022, the Company incurred charges of €149,000, €149,000 and €162,000 (approximately $217,000, $205,000 and $237,000 in Canadian dollars), including applicable taxes, respectively. This agreement was
extended
for an additional 6-month period ending on
September 30
th
, 2024 upon the same terms and conditions.

(g)
On April 16, 2021, the Company entered into a joint venture with FWI LLC (FWI) to form RMBG Retail Vancouver ULC (RMBG). The Company originally contributed nominal cash amounts as well as $1.6 million of certain assets in the form of a shareholder advance for 49% of the legal entity comprising the joint venture. The advance is reimbursed from the actual profits of the business and was non-interest bearing. As at March 25, 2023 and March 26, 2022, the Company had an outstanding shareholder advance of $1.8 million and $1.5 million, respectively, which was presented in accounts receivable and other receivables on the consolidated balance sheet. This shareholder advance was fully reimbursed in fiscal 2024.

The Company provides RMBG with retail support and administrative services, and charges RMBG for these related services. During fiscal 2024, the Company charged $612,500 to RMBG (nil in both fiscal years 2023 and 2022). These fees are reflected as a reduction of selling, general and administrative expenses in the consolidated statement of operations. As of March 30, 2024, the Company has $0.2 million (nil as at March 25, 2023 and March 26, 2022 respectively) as a receivable related to these related services, and is presented in accounts receivable and other receivables on the consolidated balance sheet.

(h)
In April 2011, the Company entered into a Wholesale and Distribution Agreement with Regaluxe Srl. Under the agreement, Regaluxe Srl is to provide services to the Company to support the distribution of the Company’s products in Italy through authorized dealers. The initial one-year term of the agreement began on April 1, 2011. Under this agreement, the Company pays Regaluxe Srl a net price for the Company’s products equivalent to the price, net of taxes, for the products paid by retailers to Regaluxe Srl less a discount factor of 3.5%. The agreement’s initial term was until March 31, 2012, and may be renewed by mutual agreement for additional one year terms. This agreement has been renewed annually and in March 2023, the agreement was renewed for an additional one-year term. This agreement was not renewed in March 2024. During fiscal year 2024, fiscal 2023 and fiscal 2022, the Company did not make any payments to Regaluxe Srl under this agreement.

(i)
On July
15
, 2024, the
Company obtained a support letter from one if its shareholders, Mangrove Holding S.A., providing financial support in an amount of up to

$3.75
million, of which $1.0 million would be available after January 1, 2025. These amounts can be borrowed, if needed, when deemed necessary by the Company, upon approval by the Company’s Board of Directors, until at least
 July 31, 2025, to
assist the Company in satisfying its obligations and debt service requirements as they come due in the normal course of operations, or in meeting its financial covenant requirements of maintaining minimum excess availability levels of
 $8.5 million
at all times as required by its Amended Credit Facility and Amended Term Loan. Amounts drawn under this support letter will bear interest at an annual rate of 15%. However, there will be no interest or principal repayments prior to July 31, 2025.